Loans to customers (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 3,713,770	$ 1,976,499
Percentage of gross exposure	100.00%	100.00%
Percentage of credit loss allowance	100.00%	100.00%
Coverage Ratio	13.80%	15.20%
Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 2,831,131	$ 1,521,040
Percentage of gross exposure	76.20%	77.00%
Credit Loss Allowance	$ 145,341	$ 76,454
Percentage of credit loss allowance	28.40%	25.50%
Coverage Ratio	5.10%	5.00%
Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 648,296	$ 351,166
Percentage of gross exposure	17.50%	17.80%
Credit Loss Allowance	$ 223,982	$ 148,233
Percentage of credit loss allowance	43.70%	49.30%
Coverage Ratio	34.50%	42.20%
Absolute Trigger Days Late [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 138,919	$ 87,841
Percentage of gross exposure	21.40%	25.00%
Credit Loss Allowance	$ 113,649	$ 75,612
Percentage of credit loss allowance	50.70%	51.00%
Coverage Ratio	81.80%	86.10%
Relative Trigger P D Deterioration [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 509,377	$ 263,325
Percentage of gross exposure	78.60%	75.00%
Credit Loss Allowance	$ 110,333	$ 72,621
Percentage of credit loss allowance	49.30%	49.00%
Coverage Ratio	21.70%	27.60%
Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 234,343	$ 104,293
Percentage of gross exposure	6.30%	5.20%
Credit Loss Allowance	$ 142,811	$ 75,536
Percentage of credit loss allowance	27.90%	25.20%
Coverage Ratio	60.90%	72.40%
Total [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 3,713,770	$ 1,976,499
Percentage of gross exposure	100.00%	100.00%
Credit Loss Allowance	$ 512,134	$ 300,223
Percentage of credit loss allowance	100.00%	100.00%
Coverage Ratio	13.80%	15.20%